Right-of-Use Assets and Operating Lease Liabilties - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Balance at January 1,	$ 2,688,208	$ 4,171,409
New leases	1,580,321	522,578
Termination of leases	(114,301)	(19,786)
Depreciation expense	(1,861,512)	(2,006,421)
Exchange difference	(24,694)	20,428
Balance at December 31,	$ 2,268,022	$ 2,688,208